Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 shares	Jun. 30, 2026 HKD ($)
Summary of Significant Accounting Policies [Line Items]
Fixed deposit amount	$ 831,645	$ 886
Interest earned on restricted cash	$ 7,868	4,330
Salvage value percentage	0.00%			0.00%
Right of use assets	$ 153,052	255,389
Lease liabilities	$ 172,506	$ 273,814
Borrowing rate		5.625%
Percentage of voting interest	10.00%
Allowance for doubtful accounts for accounts receivable	$ 21,146	$ 14,237
Impairment of long-lived assets
Potentially dilutive securities | shares
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit amount (in Dollars)				$ 500,000
Fixed deposits percentage	1.35%			1.35%
Borrowing rate	5.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit amount (in Dollars)				$ 800,000
Fixed deposits percentage		4.06%
Borrowing rate	5.625%
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Borrowing rate	5.00%	5.625%